MML SERIES INVESTMENT FUND II
MML High Yield Fund
Supplement dated February 1, 2022 to the
Prospectus dated May 1, 2021 and the
Summary Prospectus dated May 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective February 1, 2022, Baring International Investment Limited will be added as sub-subadviser to the MML High Yield Fund (the “Fund”).
Effective February 1, 2022, the following information replaces the information for the Fund found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (page 31 of the Prospectus):
The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. Government or its agencies or instrumentalities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”)). The Fund may also invest in convertible securities, preferred stocks, warrants, bank loans, and other fixed income securities, including Rule 144A securities, of both U.S. and foreign issuers. Currently, Barings or BIIL does not expect that the Fund will invest more than 20% of its total assets in bank loans. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate bonds, government and agency issues, Rule 144A securities, convertible securities, bank loans, mortgage-backed, and asset-backed securities.
Effective February 1, 2022, the following information replaces the information for the Fund found in the fourth paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (page 32 of the Prospectus):
In selecting the Fund’s investments, Barings or BIIL employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering trends or macro economic factors. Barings or BIIL prefers companies that it believes possess one or more of the following characteristics: strong business position, ability to generate free cash flow to repay debt, favorable capital structure, high level of fixed assets, conservative accounting, and respected management or equity sponsor(s) (such management and sponsors would have a good reputation and/or have had prior positive relations with Barings or BIIL).
Effective February 1, 2022, the following information replaces the information for the Fund found in the first paragraph under the heading Principal Risks in the section titled Investments, Risks, and Performance (page 32 of the Prospectus):
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Effective February 1, 2022, the following information supplements the information for the Fund found in the section titled Management (page 36 of the Prospectus):
Sub-subadviser(s): Baring International Investment Limited (“BIIL”)

Effective February 1, 2022, the following information replaces similar information found on page 115 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Barings LLC (“Barings”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 300 South Tryon Street, Charlotte, North Carolina 28202, manages the investments of the MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, and MML U.S. Government Money Market Fund. In addition, Baring International Investment Limited (“BIIL”) serves as sub-subadviser for the MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, and MML Short-Duration Bond Fund and, subject to the supervision of Barings, is authorized to conduct securities transactions on behalf of the Funds. BIIL is a wholly-owned subsidiary of Barings and its address is 20 Old Bailey, London, EC4M 7BF, United Kingdom. Barings has provided investment advice to individual and institutional investors for more than 75 years and, with its subsidiaries, had assets under management as of December 31, 2020 of approximately $345.2 billion.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-21-05
HY-21-01

MML SERIES INVESTMENT FUND II
MML High Yield Fund
Supplement dated February 1, 2022 to the
Statement of Additional Information dated May 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective February 1, 2022, Baring International Investment Limited will be added as sub-subadviser to the MML High Yield Fund.
Effective February 1, 2022, the following information replaces similar information found under the section titled General Information on page B-3:
MML Investment Advisers, LLC (“MML Advisers”) is responsible for providing investment advisory, management, and administrative services needed by the Funds pursuant to investment management agreements and administrative services agreements. MML Advisers has entered into investment subadvisory agreements pursuant to which Barings LLC (“Barings”) manages the investment of the assets of MML High Yield, MML Inflation-Protected and Income, MML Managed Bond, MML Short-Duration Bond, and MML U.S. Government Money Market. Barings is an indirect subsidiary of MassMutual. In addition, Baring International Investment Limited (“BIIL”) serves as a sub-subadviser for MML High Yield, MML Inflation-Protected and Income, MML Managed Bond, and MML Short-Duration Bond. MML Advisers has entered into investment subadvisory agreements pursuant to which BlackRock Investment Management, LLC (“BlackRock”) manages the investment of the assets of MML Blend and has responsibility for placing, and overseeing the execution of, trades on behalf of MML iShares 60/40 Allocation and MML iShares 80/20 Allocation. MML Advisers has entered into an investment subadvisory agreement pursuant to which Brandywine Global Investment Management, LLC (“Brandywine Global”) manages the investment of the assets of a portion of MML Equity. MMLAdvisers has entered into an investment subadvisory agreement pursuant to which DoubleLine Capital LP (“DoubleLine”) manages the investment of the assets of MML Dynamic Bond. MML Advisers has entered into investment subadvisory agreements pursuant to which Invesco Advisers, Inc. (“Invesco Advisers”) manages the investment of the assets of MML Equity Momentum, MML Equity Rotation, MML Small Cap Equity, MML Special Situations, and MML Strategic Emerging Markets. In addition, Invesco Capital Management LLC (“ICM”) serves as a sub-subadviser for MML Equity Momentum, MML Equity Rotation, and MML Special Situations. MML Advisers has entered into an investment subadvisory agreement pursuant to which T. Rowe Price Associates, Inc. (“T. Rowe Price”) manages the investment of the assets of a portion of MML Equity. MMLAdvisers, Barings, BIIL, BlackRock, Brandywine Global, DoubleLine, ICM, Invesco Advisers, and T. Rowe Price are registered with the Securities and Exchange Commission (the “SEC”) as investment advisers. References in this SAI to a Fund’s subadviser may include any sub-subadvisers as applicable.
Effective February 1, 2022, the following information replaces similar information for Barings found on page B-59 under the heading Affiliated Subadviser in the section titled Investment Advisory and Other Service Agreements:
In addition, BIIL serves as a sub-subadviser for MML High Yield, MML Inflation-Protected and Income, MML Managed Bond, and MML Short-Duration Bond. BIIL is a wholly-owned subsidiary of Barings. Barings has entered into sub-subadvisory agreements with BIIL under which, subject to the supervision of Barings, BIIL is authorized to conduct securities transactions on behalf of each of MML Inflation-Protected and Income, MML Managed Bond, and MML Short-Duration Bond. BIIL is located at 20 Old Bailey, London, EC4M 7BF, United Kingdom. BIIL does not receive a fee from Barings under these sub-subadvisory agreements. BIIL also provides sub-subadvisory services for the MassMutual Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Short-Duration Bond Fund, MassMutual Inflation-Protected and Income Fund, and MassMutual HighYield Fund, each of which is a series of MassMutual Premier Funds, a registered, open-end investment company for which MML Advisers serves as investment adviser, for the MassMutual Global Floating Rate Fund, MassMutual Global Credit Income Opportunities Fund, MassMutual Emerging Markets Debt Blended Total Return Fund, and MassMutual

Global Emerging Markets Equity Fund, each of which is a series of MassMutual Advantage Funds, a registered, open-end investment company for which MMLAdvisers serves as investment adviser, and for the MassMutual AccessSM Pine Point Fund, a registered, closed-end investment company for which MML Advisers serves as investment adviser.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8063-21-02